Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Schedule of components of other comprehensive (loss) income on a pre-tax and after-tax basis
The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2021			2020			2019
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$(520)	$109	$(411)	$405	$(85)	$320	$878	$(184)	$694
Less: reclassification adjustment of net gains and losses on investments and derivatives	476	(100)	376	48	(10)	38	19	(4)	15
Unrealized net capital gains and losses	(996)	209	(787)	357	(75)	282	859	(180)	679
Unrealized foreign currency translation adjustments	4	(1)	3	13	(3)	10	(22)	5	(17)
Other comprehensive (loss) income	$(992)	$208	$(784)	$370	$(78)	$292	$837	$(175)	$662